Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2025 Fund

June 30, 2019

Z25-QTLY-0819
1.9884238.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	166	$1,660
Fidelity Series Blue Chip Growth Fund (a)	191	2,914
Fidelity Series Commodity Strategy Fund (a)	731	3,441
Fidelity Series Growth Company Fund (a)	340	5,899
Fidelity Series Intrinsic Opportunities Fund (a)	431	7,072
Fidelity Series Large Cap Stock Fund (a)	418	6,266
Fidelity Series Large Cap Value Index Fund (a)	142	1,837
Fidelity Series Opportunistic Insights Fund (a)	174	3,223
Fidelity Series Small Cap Discovery Fund (a)	76	842
Fidelity Series Small Cap Opportunities Fund (a)	187	2,610
Fidelity Series Stock Selector Large Cap Value Fund (a)	400	4,929
Fidelity Series Value Discovery Fund (a)	267	3,423
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,724)		44,116

International Equity Funds - 23.0%
Fidelity Series Canada Fund (a)	74	808
Fidelity Series Emerging Markets Fund (a)	92	885
Fidelity Series Emerging Markets Opportunities Fund (a)	416	7,944
Fidelity Series International Growth Fund (a)	464	7,553
Fidelity Series International Small Cap Fund (a)	103	1,673
Fidelity Series International Value Fund (a)	769	7,410
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $26,037)		26,273

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund (a)	83	806
Fidelity Series Floating Rate High Income Fund (a)	18	169
Fidelity Series High Income Fund (a)	90	857
Fidelity Series Inflation-Protected Bond Index Fund (a)	499	4,993
Fidelity Series International Credit Fund (a)	7	72
Fidelity Series Investment Grade Bond Fund (a)	2,042	23,342
Fidelity Series Long-Term Treasury Bond Index Fund (a)	643	5,990
Fidelity Series Real Estate Income Fund (a)	48	536
TOTAL BOND FUNDS
(Cost $35,836)		36,765

Short-Term Funds - 6.3%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	5,858	5,858
Fidelity Series Short-Term Credit Fund (a)	131	1,315
TOTAL SHORT-TERM FUNDS
(Cost $7,161)		7,173
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $112,758)		114,327
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$114,327

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,637	$20	$67	$--	$(16)	$86	$1,660
Fidelity Series Blue Chip Growth Fund	2,947	70	208	--	19	86	2,914
Fidelity Series Canada Fund	734	42	12	--	--	44	808
Fidelity Series Commodity Strategy Fund	3,301	198	15	--	(1)	(42)	3,441
Fidelity Series Emerging Markets Debt Fund	774	33	12	12	(1)	12	806
Fidelity Series Emerging Markets Fund	810	88	--	--	--	(13)	885
Fidelity Series Emerging Markets Opportunities Fund	7,333	433	66	--	--	244	7,944
Fidelity Series Floating Rate High Income Fund	164	4	--	3	--	1	169
Fidelity Series Government Money Market Fund 2.44%	5,119	814	75	32	--	--	5,858
Fidelity Series Growth Company Fund	5,970	58	283	--	12	142	5,899
Fidelity Series High Income Fund	833	17	4	13	--	11	857
Fidelity Series Inflation-Protected Bond Index Fund	4,810	174	105	5	--	114	4,993
Fidelity Series International Credit Fund	69	1	--	--	--	2	72
Fidelity Series International Growth Fund	6,847	404	213	--	7	508	7,553
Fidelity Series International Small Cap Fund	1,642	1	44	--	(4)	78	1,673
Fidelity Series International Value Fund	6,801	430	88	--	(7)	274	7,410
Fidelity Series Intrinsic Opportunities Fund	7,331	--	239	--	(33)	13	7,072
Fidelity Series Investment Grade Bond Fund	22,523	991	682	182	2	508	23,342
Fidelity Series Large Cap Stock Fund	6,355	48	282	43	2	143	6,266
Fidelity Series Large Cap Value Index Fund	1,773	17	22	--	1	68	1,837
Fidelity Series Long-Term Treasury Bond Index Fund	6,228	302	866	44	43	283	5,990
Fidelity Series Opportunistic Insights Fund	3,212	30	210	--	11	180	3,223
Fidelity Series Real Estate Income Fund	519	14	6	8	--	9	536
Fidelity Series Short-Term Credit Fund	1,280	48	23	9	--	10	1,315
Fidelity Series Small Cap Discovery Fund	847	18	22	19	--	(1)	842
Fidelity Series Small Cap Opportunities Fund	2,637	--	121	--	(4)	98	2,610
Fidelity Series Stock Selector Large Cap Value Fund	4,841	38	162	--	(6)	218	4,929
Fidelity Series Value Discovery Fund	3,423	--	96	--	(3)	99	3,423
	$110,760	$4,293	$3,923	$370	$22	$3,175	$114,327

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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